Pruco Life Insurance Company of New Jersey    Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              March 11, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Pruco Life of New Jersey Variable Insurance Account
              (File No. 811-03646)

Dear Commissioners:

     On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Insurance Account (the "Account"), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2002 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act. We incorporate by reference the following annual report for the underlying fund:


         Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950109-03-001041
         Date of Filing:       03/04/03


     If you have any questions regarding this filing, please contact me at (973) 802-4708.



                                                Sincerely,


                                                _/s/____________________________
                                                Thomas C. Castano

VIA EDGAR